REVENUES - Schedule of revenues (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
REVENUES
Revenues	$ 29,005	$ 30,900	$ 58,998
Revenues for services
REVENUES
Revenues	28,195	30,234	57,869
Revenues from sale of devices
REVENUES
Revenues	$ 810	$ 666	$ 1,129